Significant Subsequent Event	3 Months Ended
Mar. 31, 2020
Subsequent Events [Abstract]
Significant Subsequent Event

NOTE 18 – Significant Subsequent Event

Paycheck Protection Program Loan

On April 16, 2020, the Company received loan proceeds in the amount of $163,200 (unaudited) under the Paycheck Protection Program ("PPP").  The PPP, established as part of the Coronavirus Aid, Relief and Economic Security Act ("CARES Act"), provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loan is payable over two years at an interest rate of 1%, with a deferral of payments for the first six months.  The Company used the proceeds for purposes consistent with the PPP.